Cover	Aug. 01, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 01, 2023
Entity Registrant Name	CELSIUS HOLDINGS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-34611
Entity Tax Identification Number	20-2745790
Entity Address, Address Line One	2424 N Federal Highway
Entity Address, Address Line Two	Suite 208
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	276-2239
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CELH
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001341766
NASDAQ - ALL MARKETS
Document Information [Line Items]
Security Exchange Name	NASDAQ